Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
Victory Sophus Emerging Markets Fund | Class R6
Prospectus:
Trading Symbol	RSERX
Victory Sophus Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	RSENX
Victory Sophus Emerging Markets Fund | Class R
Prospectus:
Trading Symbol	REMKX
Victory Sophus Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	REMGX
Victory Sophus Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	GBEMX
Victory Sophus Emerging Markets Small Cap Fund | Class Y
Prospectus:
Trading Symbol	RSMYX
Victory Sophus Emerging Markets Small Cap Fund | Class C
Prospectus:
Trading Symbol	RSMGX
Victory Sophus Emerging Markets Small Cap Fund | Class A
Prospectus:
Trading Symbol	RSMSX
Victory RS Investors Fund | Class Y
Prospectus:
Trading Symbol	RSIYX
Victory RS Investors Fund | Class R
Prospectus:
Trading Symbol	RSIKX
Victory RS Investors Fund | Class C
Prospectus:
Trading Symbol	RIVCX
Victory RS Investors Fund | Class A
Prospectus:
Trading Symbol	RSINX
Victory RS Large Cap Alpha Fund | Class Y
Prospectus:
Trading Symbol	RCEYX
Victory RS Large Cap Alpha Fund | Class R
Prospectus:
Trading Symbol	RCEKX
Victory RS Large Cap Alpha Fund | Class C
Prospectus:
Trading Symbol	RCOCX
Victory RS Large Cap Alpha Fund | Class A
Prospectus:
Trading Symbol	GPAFX
Victory RS Partners Fund | Class Y
Prospectus:
Trading Symbol	RSPYX
Victory RS Partners Fund | Class R
Prospectus:
Trading Symbol	RSPKX
Victory RS Partners Fund | Class A
Prospectus:
Trading Symbol	RSPFX
Victory RS Value Fund | Class Y
Prospectus:
Trading Symbol	RSVYX
Victory RS Value Fund | Class R
Prospectus:
Trading Symbol	RSVKX
Victory RS Value Fund | Class C
Prospectus:
Trading Symbol	RVACX
Victory RS Value Fund | Class A
Prospectus:
Trading Symbol	RSVAX
Victory RS Global Fund | Class R6
Prospectus:
Trading Symbol	RGGRX
Victory RS Global Fund | Class Y
Prospectus:
Trading Symbol	RGGYX
Victory RS Global Fund | Class R
Prospectus:
Trading Symbol	RGGKX
Victory RS Global Fund | Class C
Prospectus:
Trading Symbol	RGGCX
Victory RS Global Fund | Class A
Prospectus:
Trading Symbol	RSGGX
Victory RS International Fund | Class R6
Prospectus:
Trading Symbol	RSIRX
Victory RS International Fund | Class Y
Prospectus:
Trading Symbol	RSIGX
Victory RS International Fund | Class R
Prospectus:
Trading Symbol	RIGKX
Victory RS International Fund | Class C
Prospectus:
Trading Symbol	RIGCX
Victory RS International Fund | Class A
Prospectus:
Trading Symbol	GUBGX
Victory RS Growth Fund | Class R
Prospectus:
Trading Symbol	RSGKX
Victory RS Growth Fund | Class C
Prospectus:
Trading Symbol	RGWCX
Victory RS Growth Fund | Class A
Prospectus:
Trading Symbol	RSGRX
Victory RS Growth Fund | Class Y
Prospectus:
Trading Symbol	RGRYX
Victory RS Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	RMORX
Victory RS Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RMOYX
Victory RS Mid Cap Growth Fund | Class R
Prospectus:
Trading Symbol	RSMKX
Victory RS Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	RMOCX
Victory RS Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	RSMOX
Victory RS Science and Technology Fund | Class Y
Prospectus:
Trading Symbol	RIFYX
Victory RS Science and Technology Fund | Class R
Prospectus:
Trading Symbol	RIFKX
Victory RS Science and Technology Fund | Class C
Prospectus:
Trading Symbol	RINCX
Victory RS Science and Technology Fund | Class A
Prospectus:
Trading Symbol	RSIFX
Victory RS Select Growth Fund | Class R6
Prospectus:
Trading Symbol	RSSRX
Victory RS Select Growth Fund | Class Y
Prospectus:
Trading Symbol	RSSYX
Victory RS Select Growth Fund | Class R
Prospectus:
Trading Symbol	RSDKX
Victory RS Select Growth Fund | Class C
Prospectus:
Trading Symbol	RSGFX
Victory RS Select Growth Fund | Class A
Prospectus:
Trading Symbol	RSDGX
Victory RS Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	RSCYX
Victory RS Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	RSCKX
Victory RS Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	RSCCX
Victory RS Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GPSCX
Victory RS Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	RSEJX
Victory RS Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RSYEX
Victory RS Small Cap Growth Fund | Class R
Prospectus:
Trading Symbol	RSEKX
Victory RS Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	REGWX
Victory RS Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	RSEGX
Victory INCORE Investment Quality Bond Fund | Class Y
Prospectus:
Trading Symbol	RSQYX
Victory INCORE Investment Quality Bond Fund | Class R
Prospectus:
Trading Symbol	RIQKX
Victory INCORE Investment Quality Bond Fund | Class C
Prospectus:
Trading Symbol	RIQCX
Victory INCORE Investment Quality Bond Fund | Class A
Prospectus:
Trading Symbol	GUIQX
Victory INCORE Low Duration Bond Fund | Class Y
Prospectus:
Trading Symbol	RSDYX
Victory INCORE Low Duration Bond Fund | Class R
Prospectus:
Trading Symbol	RLDKX
Victory INCORE Low Duration Bond Fund | Class C
Prospectus:
Trading Symbol	RLDCX
Victory INCORE Low Duration Bond Fund | Class A
Prospectus:
Trading Symbol	RLDAX
Victory Global Natural Resources Fund | Class Y
Prospectus:
Trading Symbol	RSNYX
Victory Global Natural Resources Fund | Class R
Prospectus:
Trading Symbol	RSNKX
Victory Global Natural Resources Fund | Class C
Prospectus:
Trading Symbol	RGNCX
Victory Global Natural Resources Fund | Class A
Prospectus:
Trading Symbol	RSNRX
Victory Floating Rate Fund | Class Y
Prospectus:
Trading Symbol	RSFYX
Victory Floating Rate Fund | Class R
Prospectus:
Trading Symbol	RSFKX
Victory Floating Rate Fund | Class C
Prospectus:
Trading Symbol	RSFCX
Victory Floating Rate Fund | Class A
Prospectus:
Trading Symbol	RSFLX
Victory High Income Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	RHMYX
Victory High Income Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	RSHCX
Victory High Income Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	RSHMX
Victory High Yield Fund | Class Y
Prospectus:
Trading Symbol	RSYYX
Victory High Yield Fund | Class R
Prospectus:
Trading Symbol	RHYKX
Victory High Yield Fund | Class C
Prospectus:
Trading Symbol	RHYCX
Victory High Yield Fund | Class A
Prospectus:
Trading Symbol	GUHYX
Victory Strategic Income Fund | Class Y
Prospectus:
Trading Symbol	RSRYX
Victory Strategic Income Fund | Class R
Prospectus:
Trading Symbol	RINKX
Victory Strategic Income Fund | Class C
Prospectus:
Trading Symbol	RSICX
Victory Strategic Income Fund | Class A
Prospectus:
Trading Symbol	RSIAX
Victory Tax-Exempt Fund | Class Y
Prospectus:
Trading Symbol	RSTYX
Victory Tax-Exempt Fund | Class C
Prospectus:
Trading Symbol	RETCX
Victory Tax-Exempt Fund | Class A
Prospectus:
Trading Symbol	GUTEX